Intangible Assets,Net - Summary of Estimated Amortization Expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2024	¥ 62,944
2025	62,653
2026	61,038
2027	51,971
2028 and thereafter	432,790
Intangible assets, net	¥ 671,396	¥ 689,669